Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 80.78%
	Communication Services - 5.83%
	Diversified Telecommunication Services - 0.50%
10,625	Verizon Communications, Inc.	$539,219

	Entertainment - 1.45%
10,750	Activision Blizzard, Inc.	836,995
7,605	The Walt Disney Co. (a)	717,912
		1,554,907
	Interactive Media & Services - 3.06%
630	Alphabet, Inc. - Class A (a)	1,372,934
650	Alphabet, Inc. - Class C (a)	1,421,842
3,100	Facebook, Inc. - Class A (a)	499,875
		3,294,651
	Media - 0.82%
22,500	Comcast Corp. - Class A	882,900
	Total Communication Services (Cost $3,286,636)	6,271,677

	Consumer Discretionary - 2.99%
	Hotels, Restaurants & Leisure - 0.83%
5,000	Las Vegas Sands Corp (a)	167,950
9,500	Starbucks Corp.	725,705
		893,655
	Internet & Direct Marketing Retail - 1.08%
11,000	Amazon.com, Inc. (a)	1,168,310

	Specialty Retail - 1.08%
4,225	The Home Depot, Inc.	1,158,791
	Total Consumer Discretionary (Cost $1,757,399)	3,220,756

	Consumer Staples - 4.00%
	Beverages - 1.30%
5,550	PepsiCo, Inc.	924,963
35,000	Primo Water Corporation - ADR (b)	468,300
		1,393,263
	Food & Staples Retailing - 0.39%
3,450	Walmart, Inc.	419,451

	Food Products - 1.55%
9,000	Lamb Weston Holdings, Inc.	643,140
11,900	Tyson Foods, Inc.	1,024,114
		1,667,254
	Household Products - 0.76%
5,725	The Procter & Gamble Co.	823,198
	Total Consumer Staples (Cost $3,022,908)	4,303,166

	Energy - 11.37%
	Oil, Gas & Consumable Fuels - 11.37%
162,600	Energy Transfer Equity, L.P.	1,622,748
46,650	Enterprise Products Partners L.P.	1,136,860
17,200	Enviva, Inc.	984,184
9,875	Hess Corp.	1,046,158
12,126	Marathon Petroleum Corp.	996,878
63,400	Northern Oil and Gas, Inc.	1,601,484
7,900	Valero Energy Corp.	839,612
150,000	Viper Energy Partners LP	4,002,000
	Total Energy (Cost $6,825,816)	12,229,924

	Financials - 13.78%
	Banks - 6.30%
52,200	Bank of America Corp.	1,624,986
24,375	Citigroup, Inc.	1,121,006
40,750	Citizens Financial Group, Inc.	1,454,368
10,825	JPMorgan Chase & Co.	1,219,003
28,600	Truist Financial Corp.	1,356,498
		6,775,861
	Capital Markets - 3.63%
1,100	BlackRock, Inc.	669,944
4,025	CME Group, Inc.	823,918
7,136	S&P Global, Inc.	2,405,260
		3,899,122
	Diversified Financial Services - 2.10%
118,100	Burford Capital Ltd. - ADR (b)	1,191,629
27,000	Compass Diversified Holdings	578,340
4,400	Global Payments Inc.	486,816
		2,256,785
	Insurance - 1.75%
11,575	Arthur J. Gallagher & Co.	1,887,188
	Total Financials (Cost $9,283,221)	14,818,956

	Health Care - 16.16%
	Biotechnology - 1.83%
24,700	Horizon Therapeutics Plc - ADR (a)(b)	1,970,072

	Health Care Equipment & Supplies - 2.32%
10,000	Abbott Laboratories	1,086,500
11,600	Baxter International, Inc.	745,068
7,400	Medtronic, PLC - ADR (b)	664,150
		2,495,718
	Health Care Providers & Services - 9.05%
3,375	Anthem, Inc.	1,628,708
32,900	CVS Health Corp.	3,048,514
8,100	HCA Healthcare, Inc.	1,361,286
2,500	McKesson Corp.	815,525
5,600	UnitedHealth Group, Inc.	2,876,328
		9,730,361
	Pharmaceuticals - 2.96%
3,150	Eli Lilly & Co.	1,021,324
7,125	Johnson & Johnson	1,264,759
9,800	Merck & Co., Inc.	893,466
		3,179,549
	Total Health Care (Cost $10,043,378)	17,375,700

	Industrials - 4.10%
	Aerospace & Defense - 0.39%
3,025	The Boeing Co. (a)	413,578

	Commercial Services & Supplies - 0.97%
2,800	Cintas Corp.	1,045,884

	Electrical Equipment - 0.26%
2,500	AMETEK, Inc.	274,725

	Industrial Conglomerates - 0.56%
3,450	Honeywell International, Inc.	599,644

	Machinery - 0.90%
3,950	Parker-Hannifin Corp.	971,898

	Professional Services - 0.54%
3,200	Equifax, Inc.	584,896

	Trading Companies & Distributors - 0.48%
10,300	Fastenal Co.	514,176
	Total Industrials (Cost $2,943,278)	4,404,801

	Information Technology - 16.10%
	Communications Equipment - 0.71%
17,750	Cisco Systems, Inc.	756,860

	IT Services - 4.67%
7,700	International Business Machines Corp.	1,087,163
4,400	MasterCard, Inc. - Class A	1,388,112
12,925	Visa Inc. - Class A	2,544,803
		5,020,078
	Semiconductors & Semiconductor Equipment - 1.50%
9,075	QUALCOMM, Inc.	1,159,240
2,950	Texas Instruments, Inc.	453,268
		1,612,508
	Software - 5.27%
50,100	Absolute Software Corp. - ADR (b)	433,365
18,650	Microsoft Corp.	4,789,879
7,700	SS&C Technologies Holdings, Inc.	447,139
		5,670,383
	Technology Hardware, Storage & Peripherals - 3.95%
31,080	Apple Inc.	4,249,258
	Total Information Technology (Cost $6,766,084)	17,309,087

	Materials - 1.57%
	Construction Materials - 0.74%
10,000	CRH PLC - ADR (b)	348,200
1,500	Martin Marietta Materials, Inc.	448,860
		797,060
	Containers & Packaging - 0.83%
43,700	Graphic Packaging Holding Co.	895,850
	Total Materials (Cost $1,579,697)	1,692,910

	Utilities - 4.88%
	Electric Utilities - 3.20%
15,700	American Electric Power Co., Inc.	1,506,258
30,550	Edison International	1,931,982
		3,438,240
	Independent Power and Renewable Electricity Producers - 0.83%
39,000	Vistra Corp.	891,150

	Multi-Utilities - 0.85%
6,100	Sempra Energy	916,647
	Total Utilities (Cost $4,471,025)	5,246,037

	TOTAL COMMON STOCKS (Cost $49,979,442)	86,873,014

	REITS - 2.68%
	Real Estate - 2.68%
	Equity Real Estate Investment Trusts (REITs) - 2.68%
3,200	American Tower Corp.	817,888
19,106	Community Healthcare Trust, Inc.	691,828
5,000	Digital Realty Trust, Inc.	649,150
1,100	Equinix Inc.	722,722
	Total Real Estate (Cost $2,023,895)	2,881,588

	TOTAL REITS (Cost $2,023,895)	2,881,588

	CONVERTIBLE PREFERRED STOCKS - 1.49%
	Health Care - 1.49%
	Pharmaceuticals - 1.49%
	Elanco Animal Health, Inc.
50,000	5.000%, 02/01/2023 (c)	1,602,000
	Total Health Care (Cost $2,429,605)	1,602,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,429,605)	1,602,000

	PREFERRED STOCKS - 0.35%
	Financials - 0.35%
	Diversified Financial Services - 0.35%
15,000	Compass Diversified Holdings
15,000	7.875%, 01/30/2025 (e)	380,322
	Total Financials (Cost $349,499)	380,322

	TOTAL PREFERRED STOCKS (Cost $349,499)	380,322

	CONVERTIBLE BONDS - 4.48%
	Health Care - 2.02%
	Biotechnology - 2.02%
	Apellis Pharmaceuticals, Inc.
300,000	3.500%, 09/15/2026	449,325
	Exact Sciences Corp.
100,000	0.375%, 03/15/2027	73,375
750,000	0.375%, 03/01/2028	519,000
	PTC Therapeutics, Inc.
600,000	1.500%, 09/15/2026	629,100
	Travere Therapeutics, Inc.
500,000	2.250%, 03/01/2029	501,500
	Total Health Care (Cost $2,253,818)	2,172,300

	Industrials - 0.83%
	Airlines - 0.83%
	Southwest Airlines Co.
750,000	1.250%, 05/01/2025	885,937
	Total Industrials (Cost $750,000)	885,937

	Information Technology - 1.63%
	Communications Equipment - 0.72%
	Lumentum Holdings, Inc.
750,000	0.500%, 12/15/2026	772,050
	Software - 0.91%
	Cerence, Inc.
500,000	3.000%, 06/01/2025	524,000
	Guidewire Software, Inc.
500,000	1.250%, 03/15/2025	460,650
		984,650
	Total Information Technology (Cost $1,760,884)	1,756,700

	TOTAL CONVERTIBLE BONDS (Cost $4,764,702)	4,814,937

	MONEY MARKET FUNDS - 0.44%
	Investment Company - 0.44%
476,266	The STIT-Treasury Portfolio	476,266
	Total Investment Company	476,266

	SHORT TERM INVESTMENTS - 10.08%
	Investment Company - 10.08%
10,839,729	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.21% (d)	10,839,729
	Total Investment Company	10,839,729

	TOTAL MONEY MARKET FUNDS (Cost $11,315,995)	11,315,995

	Total Investments (Cost ($70,863,138) - 100.30%	107,867,856
	Liabilities in Excess of Other Assets - (0.30)%	(326,647)
	TOTAL NET ASSETS - 100.00%	$107,541,209

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $5,075,716 (4.72% of net assets) at June 30, 2022.
(c)	Illiquid Security. The total value of these securities amounted to $1,602,000 (1.49% of net assets) at June 30, 2022
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.
(e)	Callable at any dividend payment date on or after date disclosed.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2022, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2022. These assets are measured on a recurring basis.

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$86,873,014	-	-	$86,873,014
REITs	2,881,588	-	-	2,881,588
Convertible Preferred Stocks	1,602,000	-	-	1,602,000
Preferred Stocks	380,322	-	-	380,322
Convertible Bonds	-	4,814,937	-	4,814,937
Short Term Investments	11,315,995	-	-	11,315,995
Total*	$103,052,919	$4,814,937	-	$107,867,856

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.